Debt Instruments Eligible to Compose Capital (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Balance at beginning of the year		R$ 19,641,408	R$ 13,119,660	R$ 10,175,961
Issuance - Tier II			5,500,000
Interest payment Tier I	[1]	484,291	505,300	506,771
Interest payment Tier II	[1]	379,103	449,899	402,622
Exchange differences / Others		(105,467)	977,855	2,948,951
Payments of interest - Tier I		(467,099)	(493,071)	(495,789)
Payments of interest - Tier II		(394,618)	(418,235)	(418,856)
Balance at end of the year		R$ 19,537,618	R$ 19,641,408	R$ 13,119,660

[1]	The interest remuneration referring to the Debt Instrument Eligible for Capital Tier I and II was recorded as a contra entry to income for the period under "Interest and Similar Expenses" (Note 32).